Share-based compensation - Summary of Option Activity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Number of options, Outstanding, Beginning Balance	9,122,980	8,761,735	8,761,735
Number of options, Granted	960,878	649,193
Number of options, Exercised	(228,891)	(137,177)
Number of options, Forfeited	(46,406)	(18,141)
Number of options, Outstanding, Ending Balance	9,808,561	9,255,610	9,122,980	8,761,735
Number of options, Vested and Exercisable as of June 30, 2020	5,079,377
Number of options, Vested or expected to vest as of June 30, 2020	9,808,561
Weighted average exercise price, Outstanding, Beginning Balance	$ 10.73	$ 7.47	$ 7.47
Weighted average exercise price, Granted	52.80	28.40
Weighted average exercise price, Exercised	13.44	2.21
Weighted average exercise price, Forfeited	31.73	23.73
Weighted average exercise price, Outstanding, Ending Balance	14.69	$ 8.97	$ 10.73	$ 7.47
Weighted average exercise price, Vested and Exercisable as of June 30, 2020	4.51
Weighted average exercise price, Vested or expected to vest as of June 30, 2020	$ 14.69
Weighted average remaining contractual term, Outstanding	6 years 11 months 12 days	7 years 5 months 26 days	7 years 1 month 28 days	7 years 9 months 18 days
Weighted average remaining contractual term, Vested and Exercisable as of June 30, 2020	5 years 10 months 9 days
Weighted average remaining contractual term, Vested or expected to vest as of June 30, 2020	6 years 11 months 12 days
Aggregate intrinsic value, Outstanding	$ 661,528,948	$ 189,991,245	$ 281,562,301	$ 138,009,758
Aggregate intrinsic value, Vested and Exercisable as of December 31, 2019	394,282,051
Aggregate intrinsic value, Vested or expected to vest as of December 31, 2019	$ 661,528,948